CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash VIE	$ 0	$ 1,000	$ 1,000
Current Liabilities
VIE Balance of Accounts Payables and Accrued Liabilities		4,000	2,000
Allowance on convertible notes payable		96,000	0
Convertible notes payable, default		895,000	895,000
Notes payable VIE		285,000	310,000
Allowance on notes payable		323,000	0
Notes payable, default	136,000	323,000	1,972,000
Accrued Interest VIE		134,000	120,000
Accounts payables (includes VIE balances)	4,000	2,000
Accrued interest due to related parties		1,557,000	$ 1,497,000
Convertible notes payable, default	204,000	96,000
Convertible notes payable, default (Including )	895,000	895,000
Notes payable, default including	1,930,000	1,930,000
Notes payable, Including VIE	285,000	285,000
Accrued interest Including	1,648,000	1,557,000
Accrued interest Includin VIE	$ 155,000	$ 134,000
Stockholders' Deficit
Preferred Stock, share par value	$ 0.10	$ 0.10	$ 0.10
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000,000	10,000,000,000	4,000,000,000
Common stock, shares issued	1,109,417,572	1,109,417,572	955,380,225
Common stock, shares outstanding	1,109,417,572	1,109,417,572	955,380,225
Series B Preferred Stock [Member]
Stockholders' Deficit
Preferred Stock, share par value	$ 0.10	$ 0.10	$ 0.10
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued	36,667	36,667	36,667
Preferred stock, shares outstanding	36,667	36,667	36,667
Series A Preferred Stock [Member]
Stockholders' Deficit
Preferred Stock, share par value	$ 0	$ 0
Preferred stock, shares authorized	100	100	100
Preferred stock, shares issued	3	3	3
Preferred stock, shares outstanding	3	3	3